January 24, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for AIG All Ages Funds, Inc.
    File No.  33-91174

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                   U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 24f-2
                       Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.  Name and address of issuer:  AIG All Ages Funds, Inc.
                                 70 Pine Street
                                 New York, NY 10270

2.  Name of each series or class of funds for which this notice is filed:

    AIG Children's World Fund - 2005
    AIG Retiree Fund - 2003

3.  Investment Company Act File Number:  811-9022

    Securities Act File Number:   33-91174

4.  Last day of fiscal year for which this notice is filed: November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                        [      ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9.  Number and aggregate sale price of securities sold during the fiscal year:

                               Number                   Amount
    Children's World Fund      390,836                $3,623,996
    Retiree Fund               651,040               $6,041,162

    Total                    1,041,876               $9,665,158

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                               Number                    Amount
Children's World Fund          390,836                 $3,623,996
Retiree Fund                  651,040                  $6,041,162

Total                       1,041,876                  $9,665,158

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    None.

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):        $ 9,665,158

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable):   +     0

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                      -   440,721

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
    to rule 24e-2 (if applicable):                               +     0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                   $ 9,224,437

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                                /    3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                    $ 2,795.28

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:   January 23, 1997



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/Eugene Cichanowsky
        Eugene Cichanowsky
        Assistant Treasurer

Date:   January 17, 1997



Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208

Telephone (202) 626-3362
Fax (202) 626-3334

January 22, 1997

AIG All Ages Funds, Inc.
70 Pine Street
New York, New York  10270

Dear Sir or Madam:

As counsel for AIG All Ages Funds, Inc. (the "Company") during the fiscal year ended November 30, 1996, we are familiar with the registration of the Company under the Investment Company Act of 1940 (File No. 811-9022) and with the registration statement relating to its shares of common stock (the "Shares") under the Securities Act of 1933 (File No. 33-91174). We have also examined such other corporate records, agreements, documents, and instruments as we deemed appropriate.

Based upon the foregoing, it is our opinion that the 1,041,876 Shares (representing 390,836 Shares of AIG Children's World Fund - 2005 and 651,040 Shares of AIG Retiree Fund - 2003) sold at the public offering price and delivered by the Company against receipt of the net asset value of the Shares during the Company's fiscal year ended November 30, 1996, were duly and validly authorized, legally and validly issued, fully paid, and non-assessable.

We consent to the filing of this opinion in connection with the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 of the fiscal year ended November 30, 1996 to be filed on behalf of the Company with the Securities and Exchange Commission.

Very truly yours,


/s/Dechert Price & Rhoads
Dechert Price & Rhoads